SHARE BASED COMPENSATION (Assumptions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB)	28.42	23.32	5.6
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	93.29%
Expected dividend yield	0.00%
Expected term	6 years 6 months
Risk-free interest rate	1.93%
Fair value per option at grant date (RMB)	28.42